Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,040)	$ (8,039)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in allowance for credit losses	(198)	169
Provision for inventory reserve	169	1,154
Depreciation	750	704
Amortization of right-of-use assets	1,104	879
Share-based compensation		8,645
Loss from the disposal of property, plant and equipment	8
Unrealized exchange loss/(gain)	(940)	94
Fair value gain on derivative instruments		(26)
Deferred income tax benefits	18	(5)
Interest income from the loan to a third party	(13)
Changes in operating assets and liabilities
Accounts receivable	(2,696)	(5,524)
Inventories	1,059	5,443
Prepaid expenses and other current assets	(4,035)	2,969
Other non-current assets	30	46
Accounts payable	(7,507)	(4,555)
Notes payable	(307)	(2,911)
Amount due to a related party	(52)
Accrued expenses and other current liabilities	(5,179)	(3,365)
Operating lease liabilities	(1,135)	(303)
Taxes payable	197	132
Net cash used in operating activities	(19,767)	(4,493)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of property, plant and equipment	(938)	(400)
Proceeds from disposal of subsidiaries	100
Purchase of short-term investments	(2,174)	(2,565)
Purchase of long-term investments	(1,449)
Proceeds from sales of short-term investments	1,449	6,464
Loan to a third party	(7,200)
Net cash provided by/(used in) investing activities	(10,212)	3,499
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	7,245	15,323
Repayments of bank loans	(5,867)	(7,662)
Net cash provided by financing activities	1,378	7,661
Effect of exchange rate changes	(485)	309
Net increase/(decrease) in cash and restricted cash	(29,086)	6,976
Cash and restricted cash, at beginning of the period	53,909	45,886
Cash and restricted cash, at end of the period	24,823	52,862
The following table provides a reconciliation of cash and restricted cash reported within the Unaudited Condensed Consolidated Balance Sheets that sum to the same amounts shown in the Unaudited Condensed Consolidated Statements of Cash Flows:
Cash	24,529	52,269
Restricted cash	294	593
Total cash and restricted cash shown in the Unaudited Condensed Consolidated Statements of Cash Flows	24,823	52,862
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	32	71
Cash paid for interest	490	524
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Obtaining right-of-use assets in exchange for operating lease liabilities	876	3,282
Acquisition of property and equipment included in accounts payable	$ 52